Revenue Recognition - Schedule of Revenue Based on Geographic Areas (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
USA
Concentration of risk percenatge	63.00%	91.00%	87.00%	81.00%
CANADA
Concentration of risk percenatge	27.00%	9.00%	13.00%	19.00%
Latin America [Member]
Concentration of risk percenatge	10.00%	0.00%